Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1],[2]
Profit or loss [abstract]
Revenue	$ 2,528,448	$ 2,029,238
Cost of revenue (excluding depreciation and amortization)	(693,062)	(459,164)
Gross profit (excluding depreciation and amortization)	1,835,386	1,570,074
General and administrative	(1,155,440)	(976,992)
Sales and marketing	(360,662)	(292,963)
Research and development	(55,085)	(39,995)
Operating income	264,199	260,124
Gain on re-measurement of deferred contingent payment	7,371	342
Gain (loss) on re-measurement of Embedded Derivative	98,300	(6,100)
Unrealized foreign exchange loss on financial instruments associated with financing activities	(11,320)	(7,202)
Other net financing charges	(296,885)	(358,126)
Net financing charges	(202,534)	(371,086)
Net earnings from associates	0	1,068
Earnings (loss) before income taxes	61,665	(109,894)
Income tax recovery	197	988
Net earnings (loss)	61,862	(108,906)	[3]
Net earnings (loss) attributable to
Shareholders of The Stars Group Inc.	62,822	(102,452)
Non-controlling interest	(960)	(6,454)
Net earnings (loss)	$ 61,862	$ (108,906)	[3]
Earnings (loss) per Common Share (U.S. dollars)
Basic (in dollars per share)	$ 0.22	$ (0.49)
Diluted (in dollars per share)	$ 0.22	$ (0.49)
Weighted average Common Shares outstanding (thousands)
Basic (in shares)	282,884,929	208,269,905
Diluted (in shares)	284,478,637	208,269,905

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.